Registration No. 333-79697
                               File No. 811-9363

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

Pre-Effective Amendment No. 1                              [X]

Post-Effective Amendment No. _____                         [   ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                [X]

Amendment No. 1                                            [X]

                         OPPENHEIMER TRINITY GROWTH FUND

               (Exact Name of Registrant as Specified in Charter)


              Two World Trade Center, New York, New York 10048-0203

               (Address of Principal Executive Offices) (Zip Code)


              (Registrant's Telephone Number, including Area Code)


                             Andrew J. Donohue, Esq.

                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[   ]    On _______________ pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _______________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby undertakes that it will amend the Registration Statement on such date or date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer Trinity Growth FundSM


Prospectus dated _________, 1999

         Oppenheimer Trinity Growth FundSM is a mutual fund that seeks capital appreciation. The Fund invests in stocks that are included in the Standard & Poor's/Barra Growth Index.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.


                                              [OppenheimerFunds Logo]



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents
                  About The Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed


                  About Your Account


                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Web Site

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

About the Fund

The Fund's Objective and Investment Strategies

What Is the Fund's Investment Objective? The Fund's investment objective is to seek capital appreciation.

What Does the Fund Invest In? The Fund invests in common stocks that are included in the Standard & Poor's/Barra Growth Index ("S&P/Barra Growth Index"), a subset of stocks included in the Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index"). Because the Fund will typically hold between 40 and 80 stocks included in the S&P/Barra Growth Index, and because the Fund's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the S&P/Barra Growth Index, the Fund is not an "index" fund.

         |X| How Does the Portfolio Management Team Decide What Securities to Buy or Sell? In selecting stocks for the Fund's portfolio, the portfolio management team, whose members are employed by the Sub-Advisor, Trinity Investment Management Corporation, uses growth- and value-oriented investment analyses. In using these approaches, the portfolio management team looks for stocks that appear to have appreciation potential by various measures.

         The Fund's portfolio management team generally adheres to the following systematic, disciplined investment process. While the Fund's investment process and its implementation may vary in particular cases, the process includes the following three-step process:

|_| The portfolio management team considers stocks that are included in the S&P/Barra Growth Index as investments for the Fund's portfolio. Under normal circumstances, at least 80% of the Fund's assets will be invested in the stocks comprising the index.

|_| The portfolio management team uses proprietary quantitative valuation models incorporating market data derived from several sources to identify economic factors that provide the best historical relationship with stock price returns. Individual stocks are selected for the Fund's portfolio using a ranking process based on those valuation models.

|_| Seeking to reduce the Fund's overall risk, the portfolio management team diversifies the Fund's portfolio by allocating the Fund's investments among industries within the S&P/Barra Growth Index.

         The investment process is more fully described under "About the Fund's Investments," below.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital growth in their investment over the long term. Investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund investing in stocks. The Fund is not designed for investors needing current income because the Fund does not seek current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. The Fund is not a complete investment program.


Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's stock investments are subject to changes in their value from a number of factors. Those factors include general stock market movements (this is referred to as "market risk"), and changes in the value of particular stocks because of events affecting the issuers of those stocks.

         Changes in interest rates can also affect stock prices (this is known as "interest rate risk"). In addition, the Fund's growth selection strategy might not produce the desired investment results if the stocks selected do not appreciate in value.

         These risks collectively form the risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         The Fund's investment Manager, OppenheimerFunds, Inc., has engaged the Sub-Advisor to select the securities for the Fund's portfolio. The Sub-Advisor tries to reduce the Fund's exposure to market risks by diversifying the Fund's investments, that is, by not investing too great a percentage of the Fund's assets in any one company. However, changes in the overall market prices of securities can occur at any time.

         The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund focuses its investments in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. This market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.

         A variety of factors can affect the price of a particular stock and the prices of individual stocks do not move in the same direction uniformly or at the same time. Because the Fund limits its stock investments to stocks traded on U.S. exchanges, the Fund's net asset value per share will be affected primarily by changes in U.S. stock markets.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. The Fund does not concentrate 25% or more of its assets in any one industry, and the portfolio managers seek to reduce the effects of industry risks by diversifying the Fund's investments among 34 industry groups defined by the Sub-Advisor within the S&P/Barra Growth Index. However, there is no assurance that this diversification strategy will reduce fluctuations in the value of the Fund's shares related to events affecting the stocks of issuers in a particular industry.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.

How Risky is the Fund Overall? The Fund invests in stocks for the long-term growth of capital. In the short term, the stock markets can be volatile, and the price of the Fund's shares will go up and down. The Fund does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for temporary defensive purposes. The Fund is generally more conservative than aggressive growth stock funds, but more aggressive than funds that invest in stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Performance

         Because the Fund is a new Fund and has not completed a full calendar year's operations, performance information is not included in this Prospectus. To obtain performance information of the Fund after its first full calendar quarter of operations, you can either contact the Transfer Agent, OppenheimerFunds Services, or visit the OppenheimerFunds web site. Please remember that the Fund is intended as a long-term investment and performance information for a short period should not be relied upon as indicative of what the Fund's long-term performance results might be.


Fees and Expenses of the Fund

         The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (charges paid directly from your investment):

                                      Class A Shares       Class B Shares       Class C Shares      Class Y Shares
---------------------------------- --------------------- -------------------- -------------------- -----------------
---------------------------------- --------------------- -------------------- -------------------- -----------------
Maximum Sales Charge (Load) on
purchases                                 5.75%                 None                 None                None
(as % of offering price)
---------------------------------- --------------------- -------------------- -------------------- -----------------
---------------------------------- --------------------- -------------------- -------------------- -----------------
Maximum Deferred Sales Charge
(Load) (as % of the lower of the
original offering price or                None1                  5%2                  1%3                None
redemption proceeds)
---------------------------------- --------------------- -------------------- -------------------- -----------------

1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.   Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                         Class A Shares      Class B Shares      Class C Shares     Class Y Shares
-------------------------------------- -------------------- ------------------ ------------------- -----------------
-------------------------------------- -------------------- ------------------ ------------------- -----------------
Management Fees                                        0.%                0.%                 0.%               0.%
-------------------------------------- -------------------- ------------------ ------------------- -----------------
-------------------------------------- -------------------- ------------------ ------------------- -----------------
Distribution  and/or Service  (12b-1)                0.25%              1.00%               1.00%              None
Fees
-------------------------------------- -------------------- ------------------ ------------------- -----------------
-------------------------------------- -------------------- ------------------ ------------------- -----------------
Other Expenses                                       0.15%              0.15%               0.15%             0.15%
-------------------------------------- -------------------- ------------------ ------------------- -----------------
-------------------------------------- -------------------- ------------------ ------------------- -----------------
Total Annual Operating Expenses                          %                  %                   %                 %
-------------------------------------- -------------------- ------------------ ------------------- -----------------

Expenses may vary in future years. Because the Fund is a new fund and has no operating history, the rates for management fees are the maximum rates that can be charged. "Other expenses" are estimates of the transfer agent fees, custodial fees, and accounting and legal expenses, among others, based on the Manager's projections of what those expenses will be in the Fund's first fiscal year.

Examples. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:


If shares are redeemed:                1 Year                     3 Years

Class A Shares                         $                          $

Class B Shares                         $                          $

Class C Shares                         $                          $

Class Y Shares                         $                          $


If shares are not redeemed:           1 Year                     3 Years

Class A Shares                         $                         $

Class B Shares                         $                         $

Class C Shares                         $                         $

Class Y Shares                         $                         $

In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.


About the Fund's Investments

The Fund's Principal Investment Policies. The Fund purchases only stocks that are included in the S&P/Barra Growth Index. In rare instances, the Fund may temporarily hold stocks that are removed from the S&P/Barra Growth Index or even the S&P 500 Index.

         |X| S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities that is a broad-based measure of changes in domestic stock market conditions based on the average performance of 500 widely held stocks. Standard & Poor's Corporation selects the stocks included in the index and determines their relative weightings within the index. The index is generally considered a "large cap" index. The Sub-Advisor's research capabilities cover approximately 97% of the stocks included in the S&P 500 Index.

         |X| S&P/Barra Growth Index. The S&P/Barra Growth Index is a subset of stocks included in the S&P 500 Index. The S&P/Barra Growth Index is constructed by dividing the stocks in the S&P 500 Index according to a single attribute: book-to-price ratio. The S&P/Barra Growth Index contains stocks with lower book-to-price ratios. Stocks with higher book-to-price ratios are contained in the S&P/Barra Value Index. Each stock in the S&P 500 Index is assigned to either the S&P/Barra Value Index or the S&P/Barra Growth Index so that the two indices together comprise the S&P 500 Index.

         Stocks included in the S&P/Barra Growth Index are generally considered to be those with the best short-term appreciation potential among the stocks included in the S&P 500 Index. Stocks included in the S&P/Barra Value Index are generally considered to be currently undervalued by the market and therefore thought to provide an opportunity for long-term potential returns.

         |X| Investment Process. In selecting stocks for the Fund's portfolio, the Sub-Advisor follows a three-step process intended to identify the stocks within the S&P/Barra Growth Index that have the greatest short-term capital appreciation potential.

         The Sub-Advisor first divides the S&P/Barra Growth Index into 11 broad economic sectors it has defined (see the chart below). Second, each day the New York Stock Exchange is open for trading, the Sub-Advisor ranks the stocks in each of the 11 economic sectors of the index according to their growth potential.

         The Sub-Advisor ranks each of the stocks in the 11 economic sectors using quantitative models based upon the factors that have historically affected the prices for stocks included in each sector. To identify these growth factors, the Sub-Advisor uses a proprietary research library that includes a database of historical stock prices and fundamental information such as earnings, dividend yields, and other relevant financial information.

         The stocks with the greatest growth potential or the most attractive stocks, as identified by the Sub-Adviser's models are assigned a ranking of 1 (the highest ranking). The stocks with the least amount of growth potential, as identified by the Sub-Adviser's growth models, are assigned a ranking of 10 (the lowest ranking). The stocks with the greatest growth potential are candidates for purchase by the Fund. Although lower ranked or less attractive stocks generally are candidates for sale if held by the Fund, the Fund does invest in some lower ranked or less attractive stocks in an attempt to reduce overall portfolio risk.

         Finally, in order to diversify the Fund's investment portfolio and attempt to reduce overall portfolio risk, the Sub-Advisor seeks to align the Fund's portfolio investments to the industry weights of the S&P/Barra Growth Index using 34 industry groups it has defined within the 11 broad economic sectors (see the chart below). The size of the Fund's portfolio position in the most attractive or highest ranked stocks generally is related to the proportionate weights of those stocks within the S&P 500 Index. The size of the Fund's portfolio positions in lower ranked or less attractive stocks generally is less than the proportionate weights of those stocks within the index.

         The Sub-Adviser generally will construct a portfolio of 40 to 80 stocks for the Fund across the 11 economic sectors and 34 industry groups. The Fund's portfolio characteristics, such as its yield, price to earnings ratio and price to book ratio, will generally reflect the underlying characteristics of the S&P/Barra Growth Index.

         There is no assurance the Fund's selection strategy will result in the Fund achieving its objective of long-term capital growth. Nor can there be any assurance that the Fund's diversification strategy will actually reduce the volatility of an investment in the Fund. The Statement of Additional Information contains additional information about the Fund's investment policies and risks.

                                             S&P 500/Barra Value Index
                                          11 Sectors, 34 Industry Groups


Basic Materials              Capital Goods                 Consumer Cyclicals
Chemicals                    Electric Equipment            Retail/Merchandise
Forest Products              Aerospace                     Entertainment
Metals                       Machinery                     Building Materials
                                                           Lodging & Restaurant
                                                           Publishing
                                                           Consumer Durables
                                                           Retail/Clothing

Consumer Staples                            Energy
Food/Bev/Tobacco                            Integrated Oils
Household Products                          Oil Products/Svcs

Health Care                  Miscelleneous              Finance
Drugs                        Miscellenous               Consumer Finance
Hospital/Hos Supply                                     Money Center Banks
                                                        Insurance
                                                        Regional Banks

Transportation             Technology                 Utilities
Automotive                 Computer Hardware          Telephones
Transportation             Computer Software          Electronic Utilities
Auto Parts                 Electronics                Gas & Water


         |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a not a fundamental policy, but will not be changed by the Fund's Board of Trustees without advance notice to shareholders.

         Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

         |X| Portfolio Turnover. The Fund's investment process may cause the Fund to engage in active and frequent trading. Therefore, the Fund may engage in short-term trading while trying to achieve its objective. Portfolio turnover increases brokerage costs the Fund pays (and reduces performance). Additionally, securities trading can cause the Fund to realize capital gains that are distributed to shareholders as taxable distributions.

         |X| Temporary Defensive Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be high-quality, short-term money market instruments, such as U.S. government securities, highly rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital growth.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

         The Manager, the Sub-Advisor, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.


How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., supervises the Fund's investment program and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser for nearly 40 years. As of June 30, 1999, the Manager (including subsidiaries) managed assets of more than $110 billion, including private accounts and investment companies having more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

         |X| The Manager's Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.63% of the next $200 million, and 0.60% of average annual net assets in excess of $1 billion.

         |X| The Sub-Advisor. The Manager retained the Sub-Advisor to provide day-to-day portfolio management for the Fund. The Sub-Advisor has operated as an investment advisor since 1980. As of June 30, 1999, the Sub-Advisor managed over $7.5 billion for more than 100 clients. The Sub-Advisor also serves as sub-advisor to other investment companies for which the Manager serves as investment advisor. The Sub-Advisor is an affiliate of the Manager, and is located at 301 North Spring Street, Bellefonte, Pennsylvania 16823.

         The Manager, not the Fund, pays the Sub-Advisor an annual fee under the Sub-Advisory Agreement between the Manager and the Sub-Advisor. The fee declines on additional assets as the Fund grows: 0.25% of the first $150 million of average annual net assets of the Fund, 0.17% of the next $350 million, and 0.15% of average annual net assets in excess of $500 million.

     |X| Portfolio Management Team. The Fund is managed by a team of individuals employed by the Sub-Advisor. The portfolio management team is primarily responsible for the selection of the Fund's portfolio securities.



About Your Account


How to Buy Shares

How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Fund's Distributor, or directly through the Distributor, or automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

     |X| Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

     |X| Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

     |X| Buying Shares by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1-800-525-7048 to notify the Distributor of the wire, and to receive further instructions.

     |X| Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House (ACH) transfer to buy the shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

         |X| Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

         |_| With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.

         |_| Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.

         |_| The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price (the net asset value per share plus any initial sales charge that applies). The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

         |_| The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. (All references to time in this Prospectus mean "New York time").

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and exchanges that operate on U.S. holidays and weekends, the values of some of the Fund's foreign investments may change significantly on days when investors cannot buy or redeem shares.

         |_| To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

         |_| If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.


What Classes of Shares Does the Fund Offer? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

         |X| Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can I Buy Class A Shares?" below.

         |X| Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.

         |X| Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can I Buy Class C Shares?" below.

         |X| Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.


Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

         |X| How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

                 |_| Investing for the Short Term. If you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

                 |_| Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

         Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

         |X| Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B or Class C shareholders. Other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

         |X| How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.

How Can I Buy Class A Shares? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                                       Front-End Sales          Front-End Sales
                                       Charge As a              Charge As a               Commission As
                                       Percentage of            Percentage of Net         Percentage of
Amount of Purchase                     Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $25,000 or more but
  less than $50,000                             5.50%                    5.82%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $50,000 or more but
  less than $100,000                            4.75%                    4.99%                     4.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $100,000 or more but
  less than $250,000                            3.75%                    3.90%                     3.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $250,000 or more but
  less than $500,000                            2.50%                    2.56%                     2.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $500,000 or more but
  less than $1 million                          2.00%                    2.04%                     1.60%
  ------------------------------------ ------------------------ ------------------------- -------------------------

         |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more or for certain purchases by particular types of retirement plans described in Appendix C to the Statement of Additional Information. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by those retirement accounts. For those retirement plan accounts, the commission is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. In either case, the commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.1

         If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

         In determining whether a contingent deferred sales charge is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains. Then the Fund will redeem other shares in the order in which you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in Appendix C to the Statement of Additional Information.

         The Class A contingent deferred sales charge is not charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the sales charge will apply.

How Can I Reduce Sales Charges for Class A Share Purchases? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

         |X| Waivers of Class A Sales Charges. The Class A initial and contingent deferred sales charges are not imposed in the circumstances described in Appendix C to the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent when purchasing shares whether any of the special conditions apply.

How Can I Buy Class B Shares? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:

     |_| the amount of your account value represented by an increase in net asset value over the initial purchase price,

     |_| shares purchased by the reinvestment of dividends or capital gains distributions, or

     |_| shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

     To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains distributions,
2.       shares held for over 6 years, and
3.       shares held the longest during the 6-year period.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


Years Since Beginning                     Contingent Deferred Sales Charge on
Beginning of Month in Which               Redemptions in That Year
Purchase Order was Accepted               (As % of Amount Subject to Charge)

  0 - 1                                                 5.0%

  1 - 2                                                 4.0%

  2 - 3                                                 3.0%

  3 - 4                                                 3.0%

  4 - 5                                                 2.0%

  5 - 6                                                 1.0%

  6 and following                                       None

In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

         |X| Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

How Can I Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

         The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:

     |_| the amount of your account value represented by the increase in net asset value over the initial purchase price,

     |_| shares purchased by the reinvestment of dividends or capital gains distributions, or

     |_| shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

     To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains distributions,
2.       shares held for over 12 months, and
3.       shares held the longest during the 12-month period.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans, for example. Massachusetts Mutual Life Insurance Company, an affiliate of the Manager, may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers.

Individual investors are not able to buy Class Y shares directly.

         An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. An exception is that the time those orders must be received by the Distributor or its agents or by the Transfer Agent is the same for Class Y as for other share classes. However, those instructions must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Distribution and Service (12b-1) Plans.

         |X| Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

         |X| Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares were sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

         The Distributor currently pays sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

         The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.


Special Investor Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

     |_| transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or

     |_| have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1-800-533-3310.

         |X| Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

         |X| Exchanging Shares. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

         |X| Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Can I Submit Transaction Requests by Fax? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1-800-533-3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1-800-525-7048.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

Retirement Plans. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that can be used by individuals and employers:

         |X| Individual Retirement Accounts (IRAs), including regular IRAs, Roth IRAs, SIMPLE IRAs, rollover and Education IRAs.
         |X| SEP-IRAs, which are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
         |X| 403(b)(7) Custodial Plans, that are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
         |X| 401(k) Plans, which are special retirement plans for businesses. |X| Pension and Profit-Sharing Plans, designed for businesses and self-employed individuals.

     Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.


How to Sell Shares

         You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

         |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

     |_| You wish to redeem $50,000 or more and receive a check

     |_| The redemption check is not payable to all shareholders listed on the account statement

     |_| The redemption check is not sent to the address of record on your account statement

     |_| Shares are being transferred to a Fund account with a different owner or name

     |_| Shares are being redeemed by someone (such as an Executor) other than the owners

     |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

         |X| Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

How Do I Sell Shares by Mail? Write a letter of instructions that includes:

     |_| Your name

     |_| The  Fund's  name

     |_| Your Fund account  number (from your account  statement)

     |_| The dollar  amount or number of shares to be  redeemed

     |_| Any special payment  instructions

     |_| Any share certificates for the shares you are selling

     |_| The signatures of all registered owners exactly as the account is registered, and

     |_| Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.


Use the following address for requests by mail:

OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270


Send courier or express mail requests to:

OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

How Do I Sell Shares by Telephone? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds retirement plan account or under a share certificate by telephone.

     |_| To redeem shares through a service representative, call 1-800-852-8457

     |_| To redeem shares automatically on PhoneLink, call 1-800-533-3310

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

         |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

         |X| Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Can I Sell Shares Through My Dealer? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.


How to Exchange Shares

         Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

     |_| Shares of the fund selected for exchange must be available for sale in your state of residence.

     |_| The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

     |_| You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.

     |_| You must meet the minimum purchase requirements for the fund you purchase by exchange.

     |_| Before exchanging into a fund, you should obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

How Do I Submit Exchange Requests? Exchanges may be requested in writing or by telephone:

         |X| Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

         |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457, or by using PhoneLink for automated exchanges by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.
Shares held under certificates may not be exchanged by telephone.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:

          |_| Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time or price.

          |_| Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

          |_| The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

          |_| If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.


Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.

         |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

         |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

         |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

         |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

         |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

         |X| The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

         |X| Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

         |X| The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

         |X| Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

         |X| Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.


         |X| "Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

         |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.


Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

What Choices Do I Have for Receiving Distributions? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

          |X| Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

         |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains distributions in the Fund while receiving dividends by check or having them sent to your bank account through AccountLink.

         |X| Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank through AccountLink.

          |X| Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

         |X| Avoid "Buying a Dividend". If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

         |X| Remember, There May Be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

          |X| Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Oppenheimer Trinity Growth FundSM

For More Information on Oppenheimer Trinity Growth FundSM:


The following additional information about the Fund is available without charge upon request:

Statement of Additional Information



This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).




How to Get More Information:




You can request the Statement of Additional Information and other information about the Fund or your account:


By Telephone:


Call OppenheimerFunds Services toll-free:

1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:


You can read or down-load documents on the OppenheimerFunds web site:


http://www.oppenheimerfunds.com

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

SEC File Number 811- The Fund's shares are distributed by:

[OppenheimerFunds logo]


PR0 Printed on recycled paper.

Oppenheimer Trinity Growth FundSM


Two World Trade Center, New York, New York 10048-0203
1-800-525-7048

Statement of Additional Information dated ______, 1999

         This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated _____, 1999. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                          Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks.......
     The Fund's Investment Policies.........................................
     Other Investment Techniques and Strategies.............................
     Investment Restrictions................................................
How the Fund is Managed ....................................................
     Organization and History...............................................
     Trustees and Officers..................................................
     The Manager............................................................
Brokerage Policies of the Fund..............................................
Distribution and Service Plans..............................................
Performance of the Fund.....................................................

About Your Account
How To Buy Shares...........................................................
How To Sell Shares..........................................................
How To Exchange Shares......................................................
Dividends, Capital Gains and Taxes..........................................
Additional Information About the Fund.......................................

Financial Information About the Fund
Independent Auditors' Report................................................
Financial Statements........................................................

Appendix A: Economic Sectors and Industry Groups..........................  A-1
Appendix B: Special Sales Charge Arrangements and Waivers.................  B-1

A B O U T  T H E  F U N D


Additional Information About the Fund's Investment Policies and Risks

         The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund can purchase. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's investment Manager, OppenheimerFunds, Inc., can use in selecting portfolio securities may vary over time. The Fund is not required to use the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all. Nonetheless, when selecting the Fund's portfolio investments, the Fund's the Sub-Advisor, Trinity Investment Management Corporation, who is retained by the Manager, typically adheres to the following disciplined, systematic approach, which is more fully described in the Prospectus.

         Each day the New York Stock Exchange is open for trading, the Sub-Advisor ranks nearly all of the stocks comprising the Standard & Poor's/Barra Growth Index ("S&P/Barra Growth Index") according to their appreciation potential. The S&P/Barra Growth Index is a subset of the Standard & Poor's Composite Index of 500 Stocks, consisting of approximately 100 to 200 common stocks. The Sub-Advisor determines these rankings by dividing the S&P/Barra Growth Index into 11 broad economic sectors (Appendix A) and using specially selected valuation models.

         After identifying the stocks the Sub-Advisor believes have the greatest short-term appreciation potential in the S&P/Barra Growth Index, the Sub-Advisor generally selects the most attractive stocks for the Fund's portfolio. In order to diversify the Fund's portfolio investments and attempt to reduce overall portfolio risk, the Sub-Advisor seeks to align the Fund's portfolio investments with the 34 industry groups (Appendix A) it has defined within the 11 broad economic sectors.

         In selecting stocks for the Fund's portfolio, the portfolio management team, whose members are employed by the Sub-Advisor, uses growth- and value-oriented investment analyses. In using these approaches, the portfolio management team looks for stocks that appear to have appreciation potential by various measures.

         Some of the measures used to identify growth stocks include, among others:

          |_| Dividend Discount, which calculates the present value of the projected stream of future dividends.

          |_|Earnings Momentum, which is based on the percentage change in trailing four-quarter earnings per share over the last three months.

          |_| Cashflow Plowback, which seeks high cashflow relative to capital structure and low price/cashflow ratio. The plowback feature is based on net cashflow (cashflow minus dividends) retained by a company each year and available for reinvestment or plowback into the business, providing a basis for future growth.

          |_| Price/earnings Ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio higher than its historical range, or higher than the market as a whole or that of similar companies may offer an attractive investment opportunity.

          |_| Dividend Yield, which is measured by dividing the annual dividend by the stock price per share.

         There is no assurance the Fund's stock selection strategy will result in the Fund achieving its objective of capital appreciation. Nor can there be any assurance that the Fund's diversification strategy will actually reduce the volatility of an investment in the Fund.

         |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund trades its portfolio securities during prior fiscal years. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100% or more. The Fund's portfolio turnover rate will fluctuate from year to year. The Fund is expected to have a portfolio turnover rate of approximately 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies

         |X| Temporary Defensive Investments. For temporary defensive purposes, the Fund can invest in repurchase agreements and a variety of "money market securities." Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The following is a brief description of the types of money market securities the Fund may invest in.

                  |_| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for defensive purposes.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Board of Trustees from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's fundamental policy limits on holding illiquid investments. The Fund cannot enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

          |_| U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Treasury or other U.S. government agencies or corporate entities referred to as "instrumentalities" of the U.S.
     government. The obligations of U.S. government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Manager is satisfied that the credit risk with respect to such instrumentality is minimal.

          |_| Bank Obligations. The Fund may buy time deposits, certificates of deposit and bankers' acceptances. They must be :

o obligations issued or guaranteed by a domestic or foreign bank (including a foreign branch of a domestic bank) having total assets of at least $1 billion,

o banker's acceptances (which may or may not be supported by letters of credit) only if guaranteed by a U.S. commercial bank with total assets of at least U.S. $1 billion.

         The Fund can make time deposits. These are non-negotiable deposits in a bank for a specified period of time. They may be subject to early withdrawal penalties. Time deposits that are subject to early withdrawal penalties are subject to the Fund's limits on illiquid investments, unless the time deposit matures in seven days or less. "Banks" include commercial banks, savings banks and savings and loan associations.

                  |_| Commercial Paper. The Fund may invest in commercial paper, if it is rated within the top two rating categories of Standard & Poor's and Moody's. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's.

         The Fund may buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

                  |_| Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

         The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities. Currently, the Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

         |X| Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. These loans are limited to not more than 10% of the value of the Fund's total assets. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

         There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

         As a fundamental policy, the Fund will not invest more than 10% of its total assets in illiquid or restricted securities, including repurchase agreements having a maturity beyond seven days, portfolio securities for which market quotations are not readily available and time deposits that mature in more than 2 days. Certain restricted securities that are eligible for resale to qualified institutional purchasers, as described below, may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

          To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted securities, as stated above. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

Investment Restrictions

         |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_|  more than 50% of the outstanding shares.

         Policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

          |X| Does the Fund Have Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

         |_| The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. This limitation does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

         |_| The Fund cannot invest in companies for the purpose of acquiring control or management of them.

         |_| The Fund cannot lend money. However, it can invest in debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may also lend its portfolio securities and enter into repurchase agreements.

          |_| The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

         |_| The Fund  cannot  invest  in real  estate or in  interests  in real
estate.  However,  the  Fund  can  purchase  readily-marketable   securities  of
companies holding real estate or interests in real estate.

         |_| The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         |_| The Fund cannot invest in physical commodities or physical commodity contracts.

          |_| The Fund cannot borrow money except from banks in amounts not in excess of 5% of its assets as a temporary measure to meet redemptions.

         |_|  The Fund cannot pledge, mortgage or hypothecate any of its assets.

         |_|  The Fund cannot issue "senior securities."

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an on-going basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. That is not a fundamental policy.


How the Fund Is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in May 1999.

         The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         |_| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares: Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio.
Each class of shares:

o        has its own dividends and distributions,

o        pays certain expenses which may be different for the different classes,

o        may have a different net asset value,

o may have separate voting rights on matters in which interests of one class are different from interests of another class, and

o votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         |_| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

         |_| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are trustees or directors of the following New York-based Oppenheimer funds:

Oppenheimer California Municipal Fund   Oppenheimer International Small Company
                                            Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer Large Cap Growth Fund
Oppenheimer Developing Markets Fund     Oppenheimer Money Market Fund, Inc.
Oppenheimer Discovery Fund              Oppenheimer Multiple Strategies Fund
Oppenheimer Enterprise Fund             Oppenheimer Multi-Sector Income Trust
Oppenheimer Europe Fund                 Oppenheimer Multi-State Municipal Trust
Oppenheimer Global Fund                 Oppenheimer Municipal Bond Fund
Oppenheimer Global Growth & Income
            Fund                       Oppenheimer New York Municipal Fund
Oppenheimer Gold & Special Minerals
            Fund                      Oppenheimer Series Fund, Inc.
Oppenheimer Growth Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Growth
            Fund                      Oppenheimer World Bond Fund

          Ms. Macaskill and Messrs. Spiro, Donohue, Wixted, Zack, Bishop and Farrar respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund.

Leon Levy, Chairman of the Board of Trustees; Age: 73.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey Partners, L.P. (investment partnership) (since 1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee; Age: 65.
19750 Beach Road, Jupiter Island, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman of the Manager, OppenheimerFunds, Inc. (October 1995-December 1997); Executive Vice of the Manager (December 1977-October 1997); Executive Vice President and a director (April 1986-October 1995) of HarbourView Asset Management Corporation, an investment adviser subsidiary of the Manager.

Phillip A. Griffiths, Trustee; Age 60.
97 Olden Lane, Princeton, N. J. 08540
The Director of the Institute for Advanced Study, Princeton, N.J. (since 1991) and a member of the National Academy of Sciences (since 1979); formerly a director of Bankers Trust Corporation (1994-June, 1999), Provost and Professor of Mathematics at Duke University (1983-1991), a director of Research Triangle Institute, Raleigh, N.C.
(1983-1991), and a Professor of Mathematics at Harvard University (1972-1983).

Benjamin Lipstein, Trustee; Age: 75.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus   of   Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Bridget A. Macaskill*, President and Trustee; Age: 50.
Two World Trade Center, New York, New York 10048-0203
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corporation, an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September
1995),  transfer agent  subsidiaries of the Manager;  President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Prudential Corporation plc (a U.K.
financial service company).

Elizabeth B. Moynihan, Trustee; Age: 69.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute), Executive Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Trustee; Age: 71. 6 Whittaker's Mill, Williamsburg, Virginia 23185 A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee; Age: 68.
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee; Age: 66.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman of The Directorship Group, Inc. (corporate governance consulting and executive recruiting); a director of Professional Staff Limited (a U.K. temporary staffing company); a life trustee of International House (non-profit educational organization), and a trustee of the Greenwich Historical Society.

Donald W. Spiro*, Vice Chairman and Trustee; Age: 72.
Two World Trade Center, New York, New York 10048-0203
Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee; Age: 86.
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of P.T. Concept (design and sale of women's fashions).

Clayton K. Yeutter, Trustee; Age: 67.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel, Hogan & Hartson (a law firm); a director of Zurich Financial Services (financial services), Zurich Allied AG and Allied Zurich p.l.c. (insurance investment management); Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order), Counselor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, U.S. Trade Representative.

Andrew J. Donohue, Secretary; Age: 48.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and (since September 1995) Oppenheimer Partnership Holdings, Inc.; President and a director of Centennial Asset Management Corporation (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer; Age: 39.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since April 1999) of the Manager; Treasurer of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since April 1999); Assistant Treasurer of Oppenheimer Acquisition Corp. (since April 1999); Assistant Secretary of Centennial Asset Management Corporation (since April 1999); formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991 - March 1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (November 1987 - September 1991).

Robert J. Bishop, Assistant Treasurer; Age: 40.
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer; Age: 33.
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age: 50.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the  Manager,  Assistant  Secretary  of SSI (since May 1985),  and SFSI
(since November 1989); Assistant Secretary (since October 1997) of Oppenheimer Millennium Funds plc and OFIL; an officer of other Oppenheimer funds.

         |X| Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund are expected to receive the compensation shown below from the Fund with respect to the Fund's first fiscal year, which ends July 31, 2000. The compensation from all of the New York-based Oppenheimer funds (including the Funds) received as a director, trustee or member of a committee of the boards of those funds during the calendar year 1998.

                                                                Retirement                Total
                                                                Benefits                  Compensation
                                                                Accrued as Part           from all
Trustee's Name                       Aggregate Compensation     of Fund                   New York based Oppenheimer
and Other Positions                  from Fund1                 Expenses                  Funds (21 Funds)2
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Leon Levy                                                                                          $162,600
Chairman
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Robert G. Galli                                                                                    $113,383
Study Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Benjamin Lipstein
Study Committee Chairman,                                                                          $140,550
Audit Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Elizabeth B. Moynihan
Study Committee                                                                                    $ 99,000
Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Kenneth A. Randall                                                                                 $ 90,800
Audit Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Edward V. Regan
Proxy Committee Chairman, Audit                                                                    $ 89,800
Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Russell S. Reynolds, Jr.
Proxy Committee                                                                                    $ 67,200
Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Pauline Trigere                                                                                    $ 60,000
Trustee
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Clayton K. Yeutter
Proxy Committee                                                                                    $ 67,200
Member
------------------------------------ -------------------------- ------------------------- ----------------------------

1. Estimated to be received during the current fiscal year that will end July 31, 2000. Aggregate compensation includes fees, deferred compensation, in any, and retirement plan benefits accrued for a trustee.

2. For the 1998 calendar year.


         |X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.
         |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

         Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

         |X| Major Shareholders. As of the date of this Statement of Additional Information, the Manager was the sole initial shareholder of the Fund's Class A, Class B, Class C and Class Y shares.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager, the Sub-Advisor and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         |_| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager handles the Fund's day-to-day business, and the agreement permits the Manager to enter into sub-advisory agreements with other registered investment advisors to obtain specialized services for the Fund, as long as the Fund is not obligated to pay any additional fees for those services. The Manager has retained the Sub-Advisor pursuant to a separate Sub-Advisory Agreement, described below, under which the Sub-Advisor buys and sells portfolio securities for the Fund. The portfolio manager of the Fund is employed by the Sub-Advisor and is the person who is principally responsible for the day-to-day management of the Fund's portfolio, as described below.

      The investment advisory agreement between the Fund and the Manager requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         Under the investment advisory agreement, the Fund pays the Manager an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Manager under the investment advisory agreement is equal to .55% of the Fund's average daily net assets.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to calculation of the Fund's net asset values per share, interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and "Trinity" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the names "Oppenheimer" or "Trinity" as part of its name.

The Sub-Advisor. The Sub-Advisor is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

         |_| The Sub-Advisory Agreement. Under the Sub-Advisory Agreement between the Manager and the Sub-Advisor, the Sub-Advisor shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund. Under the Sub-Advisory Agreement, the Sub-Advisor agrees not to change the portfolio manager of the Fund without the written approval of the Manager. The Sub-Advisor also agrees to provide assistance in the distribution and marketing of the Fund.

         Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The fee is equal to .15% of the Fund's average daily net assets.

         The Sub-Advisory Agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Advisor shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.


Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement and the Sub-Advisory Agreement. One of the duties of the Sub-Advisor under the Sub-Advisory Agreement is to arrange the portfolio transactions for the Fund. The Fund's investment advisory agreement with the Manager and the Sub-Advisory Agreement contain provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager and the Sub-Advisor are authorized to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. They may employ broker-dealers that, in their best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable.

         The Manager and the Sub-Advisor need not seek competitive commission bidding. However, they are expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         The Manager and the Sub-Advisor may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager, the Sub-Advisor or their respective affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager or Sub-Advisor, as applicable, makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager and the Sub-Advisor may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

      The Sub-Advisory Agreement permits the Sub-Advisor to enter into "soft-dollar" arrangements through the agency of third parties to obtain services for the Fund. Pursuant to these arrangements, the Sub-Advisor will undertake to place brokerage business with broker-dealers who pay third parties that provide services. Any such "soft-dollar" arrangements will be made in accordance with policies adopted by the Board of the Trust and in compliance with applicable law.

Brokerage Practices Followed by the Manager. Brokerage for the Fund is allocated subject to the provisions of the investment advisory agreement and the Sub-Advisory agreement and the procedures and rules described above. Generally, the Sub-Advisor's portfolio traders allocate brokerage based upon recommendations from the Fund's portfolio manager. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Sub-Advisor's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

       The Sub-Advisor serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Sub-Advisor to allocate purchase or sale transactions among the Fund and other clients whose assets it manages in a manner it deems equitable. In making those allocations, the Sub-Advisor considers several main factors, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and each other client's accounts.

       When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Sub-Advisor or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker (these are called "free trades") usually will have its order executed first. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price. Purchases are combined where possible for the purpose of negotiating brokerage commissions. In some cases that practice might have a detrimental effect on the price or volume of the security in a particular transaction for the Fund.

      Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Sub-Advisor determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement and the Sub-Advisory agreement permit the Manager and the Sub-Advisor to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Sub-Advisor and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Sub-Advisor's other accounts. Investment research may be supplied to the Sub-Advisor by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Sub-Advisor in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Sub-Advisor in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broadens the scope and supplements the research activities of the Sub-Advisor. That research provides additional views and comparisons for consideration, and helps the Sub-Advisor to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Sub-Advisor provides information to the Manager and the Board about the commissions paid to brokers furnishing such services, together with the Sub-Advisor's representation that the amount of such commissions was reasonably related to the value or benefit of such services.


Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

         Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan. Each plan has also been approved by the holders of a "majority" (as defined in the Investment Company Act) of the shares of the applicable class. The shareholder vote for the Service Plans for Class A shares and the Distribution and Service Plan for Class B and Class C shares was cast by the Manager as the sole initial holder of Class A, Class B and Class C shares of the Fund.

         Under the plans, the Manager and the Distributor may make payments to affiliates, in their sole discretion, from time to time, and may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

         While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

         |_| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         |_| Class B and Class C Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate for its services, whether its costs in distributing Class B and Class C shares and servicing accounts are more or less than the amounts paid by the Fund under the plan for the period for which the fee is paid. The types of services that recipients provide in return for service fees are similar to the services provided under the Class A service plan, described above.

         The Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

              The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

          The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the Distributor: o pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,

o may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,

o employs personnel to support distribution of Class B and Class C shares, and

o bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

         The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

         All payments under the Class B and the Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

          |_| Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

          |_| An investment in the Fund is not insured by the FDIC or any other government agency.

          |_| The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.

          |_| The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.

          |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.

          |_| Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. There is no sales charge on Class Y shares.

                  |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                                        1/n
                             (ERV  )
                             (---- ) - 1 = Average Annual Total Return
                               P

          |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:


                                   ERV - P
                                  --------  = Total Return
                                     P

                  |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. Lipper currently ranks the Fund's performance against all other growth funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |_| Morningstar Ratings and Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.
Morningstar  rates  and  ranks  mutual  funds  in broad  investment  categories:
domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is included in the domestic stock funds category.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk is measured by a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other funds in the fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star rating is the fund's (or class's) overall rating, which is the fund's 3-year rating or its combined 3- and 5-year ranking (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year rating (weighted 40%/30%/30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

         The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star rating. Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

         |_| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.



A B O U T  Y O U R  A C C O U N T


How to Buy Shares

         Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased two regular business days following the regular business day you instruct the Distributor to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers three business days following the business day the Distributor is instructed to initiate the ACH transfer before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

          |_| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:

              |_| Class A and Class B shares you  purchase  for your  individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
              |_| current  purchases  of Class A and  Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
              |_| Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

          |_| The  Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual
     funds  for  which  the   Distributor   acts  as  the   distributor  or  the
     sub-distributor and currently include the following:

Oppenheimer Bond Fund                  Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Appreciation
          Fund                         Oppenheimer Limited-Term Government Fund
Oppenheimer California Municipal Fund  Oppenheimer Main Street California
                                             Municipal Fund
Oppenheimer Champion Income Fund       Oppenheimer Main Street Growth & Income
                                                  Fund
Oppenheimer Convertible Securities
          Fund                         Oppenheimer MidCap Fund
Oppenheimer Developing Markets Fund    Oppenheimer Multiple Strategies Fund
Oppenheimer Disciplined Allocation
           Fund                        Oppenheimer Municipal Bond Fund
Oppenheimer Disciplined Value Fund     Oppenheimer New York Municipal Fund
Oppenheimer Discovery Fund             Oppenheimer New Jersey Municipal Fund
Oppenheimer Enterprise Fund            Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund        Oppenheimer Quest Balanced Value Fund
Oppenheimer Europe Fund               Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Florida Municipal Fund     Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Global Fund                Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Growth & Income
            Fund                      Oppenheimer Quest Small Cap Value Fund
Oppenheimer Gold & Special Minerals
            Fund                      Oppenheimer Quest Value Fund, Inc.
Oppenheimer Growth Fund               Oppenheimer Real Asset Fund
Oppenheimer High Yield Fund           Oppenheimer Strategic Income Fund
Oppenheimer Insured Municipal Fund    Oppenheimer Total Return Fund, Inc.
Oppenheimer Intermediate Municipal
              Fund                    Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund   Oppenheimer World Bond Fund
Oppenheimer International Growth
             Fund                     Limited-Term New York Municipal Fund
Oppenheimer International Small
             Company Fund              Rochester Fund Municipals
and the following money market funds:

Centennial America Fund, L. P.
Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial Tax Exempt Trust
Centennial Government Trust
Oppenheimer Cash Reserves
Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

         |_| Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         |_|  Terms of Escrow That Apply to Letters of Intent.

              1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

              2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

              3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.
              4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

(a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A or Class B shares acquired by exchange of either

(1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or

(2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

              6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally, the debit will be made two business days prior to the investment dates you selected on your Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the Plan's applicable investments reach $5 million.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.

         The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

         |_| Class B Conversion. The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the shareholder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days and the values of some of the Fund's portfolio securities may change significantly on these days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

          |_| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

          |_| Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:

(1) if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or

(2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

|_| Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

(1) at the last sale price available to the pricing service approved by the Board of Trustees, or

(2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or

(3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

|_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

|_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1) debt instruments that have a maturity of more than 397 days when issued,

(2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and

(3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

|_| The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

(1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and

(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

|_| Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.


How to Sell Shares

         Information on how to sell shares of the Fund is stated in the Prospectus. The information below provides additional information about the procedures and conditions for redeeming shares.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

          |_| Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or

          |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and (3) conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information.

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

         |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

          If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan. How to Exchange Shares

         As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

          |_| All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.

          |_| Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.

          |_| Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401 (k) plans.

          |_| Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other Fund.

         Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge.

         Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

         For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange of Class M shares. No other exchanges may be made to Class M shares.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of such changes when it is able to do so. It may also be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |_| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

         When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         If Class B shares of any Oppenheimer fund are exchanged for Class B shares of Oppenheimer Limited-Term Government Fund or Limited-Term New York Municipal Fund and are subsequently redeemed from those two funds, they will be subject to the contingent deferred sales charge of the Oppenheimer fund from which they were exchanged (which will be at a higher rate). They will not be subject to the contingent deferred sales charge of Oppenheimer Limited-Term Government Fund or Limited-Term New York Municipal Fund.

         Shareholders owning shares of more than one class must specify which class of shares they with to exchange.

         |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

         If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. The Bank of New York is the custodian of the Fund's assets. The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

         Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

                                                    Appendix A


                                                   S&P 500 Index

                                      11 Economic Sectors, 34 Industry Groups

Basic Materials              Capital Goods                 Consumer Cyclicals
Chemicals                    Electric Equipment            Retail/Merchandise
Forest Products              Aerospace                     Entertainment
Metals                       Machinery                     Building Materials
                                                           Lodging & Restaurant
                                                           Publishing
                                                           Consumer Durables
                                                           Retail/Clothing

Consumer Staples                            Energy
Food/Bev/Tobacco                            Integrated Oils
Household Products                          Oil Products/Svcs

Health Care                  Miscelleneous              Finance
Drugs                        Miscellenous               Consumer Finance
Hospital/Hos Supply                                     Money Center Banks
                                                        Insurance
                                                        Regional Banks

Transportation             Technology                 Utilities
Automotive                 Computer Hardware          Telephones
Transportation             Computer Software          Electronic Utilities
Auto Parts                 Electronics                Gas & Water

                                                    Appendix B

              OppenheimerFunds Special Sales Charge Arrangements and Waivers

         In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived. That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

         Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds that were merged into or became Oppenheimer funds.

         For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans2 (4) Group Retirement Plans3 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or
              SIMPLE plans

         The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

--------------

1. Certain waivers also apply to Class M. shares of Oppenheimer Convertible Securities Fund.

2. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan. 3. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge." This waiver provision applies to:

|_| Purchases of Class A shares aggregating $1 million or more.

|_| Purchases by a Retirement Plan (other than an IRA or 403(b)(7) custodial plan) that: (1) buys shares costing $500,000 or more, or (2) has, at the time of purchase, 100 or more eligible employees or total plan assets of $500,000 or more, or (3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_| Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made: (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.

|_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:

(1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)
mutual funds, other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").

(2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.

(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

|_| Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before May 1, 1999.

              II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):

|_|      The Manager or its affiliates.

|_| Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_| A unit investment trust that has entered into an appropriate agreement with the Distributor.

|_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

|_| A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_| A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):

|_|  Shares  issued  in  plans  of  reorganization,   such  as  mergers,   asset
acquisitions and exchange offers, to which the Fund is a party.

|_| Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

|_| Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.

|_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.

|_| Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

|_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value measured at the time the Plan is established, adjusted annually.

|_|           Involuntary   redemptions   of  shares  by  operation  of  law  or
              involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2) To return excess contributions.
(3)      To return contributions made due to a mistake of fact.
(4)      Hardship withdrawals, as defined in the plan.2
(5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6) To meet the minimum distribution requirements of the Internal Revenue Code.

(7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)      For loans to participants or beneficiaries.
(9)      Separation from service.
(10)Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
(11)Plan  termination or "in-service  distributions," if the redemption proceeds
are  rolled  over  directly  to  an  OppenheimerFunds-sponsored   IRA.

|_| For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.

|_| For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


III. Waivers of Class B and Class C Sales Charges of Oppenheimer Funds

The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:

|_| Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.

|_| Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_| Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_| Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_| Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.
|_| Distributions from Retirement Plans or other employee benefit plans for any of the following purposes:

(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)      To return excess contributions made to a participant's account.
(3)      To return contributions made due to a mistake of fact.
(4)      To make hardship withdrawals, as defined in the plan.
(5) To make  distributions  required under a Qualified  Domestic Relations Order or, in the case of an IRA,  a  divorce  or  separation  agreement  described  in
Section 71(b) of the Internal Revenue Code.
(6) To meet the minimum distribution  requirements of the Internal Revenue Code.
(7) To make  "substantially  equal  periodic  payments"  as described in Section
72(t)  of  the  Internal   Revenue  Code.
(8)  For  loans  to  participants  or  beneficiaries.
(9) On account of the  participant's  separation  from  service.
(10)  Participant-directed  redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary  of the
 Manager)  offered as an investment  option in a Retirement Plan if the plan  has  made  special  arrangements  with  the  Distributor.
(11)   Distributions   made  on  account  of  a  plan  termination  or
"in-service" distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12) Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the Oppenheimer funds that had been offered.
(13) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value annually (measured from the establishment of the Automatic Withdrawal Plan).

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

          |_| Shares sold to the Manager or its affiliates.

          |_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

          |_| Shares issued in plans of reorganization to which the Fund is a party.

          IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Balanced Value Fund
Oppenheimer Quest Global Value Fund
Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

Quest for Value U.S. Government Income Fund
Quest for Value New York Tax-Exempt Fund
Quest for Value Investment Quality Income Fund
Quest for Value National Tax-Exempt Fund
Quest for Value Global Income Fund
Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:

          |_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds or

          |_| purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

          |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

------------------------------ ---------------------------- ---------------------------- ----------------------------
Number of Eligible Employees    Initial Sales Charge as a    Initial Sales Charge as a       Commission as % of
         or Members                % of Offering Price       % of Net Amount Invested          Offering Price
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
9 or Fewer                                2.50%                        2.56%                        2.00%
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
At  least  10  but  not  more             2.00%                        2.04%                        1.60%
than 49
------------------------------ ---------------------------- ---------------------------- ----------------------------

          For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

          Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

          |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

          |_| Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

          |_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

         |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
|_| withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and
|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

         |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

          |_|   redemptions   following   the   death  or   disability   of  the
          shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);

          |_| withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and

          |_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

          V.  Special  Sales Charge  Arrangements  for  Shareholders  of Certain
          Oppenheimer  Funds  Who  Were   Shareholders  of  Connecticut   Mutual
          Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section): o Oppenheimer U. S. Government Trust, o Oppenheimer Bond Fund, o Oppenheimer Disciplined Value Fund and o Oppenheimer Disciplined Allocation Fund are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account
Connecticut Mutual Total Return Account
Connecticut Mutual Government Securities Account
CMIA LifeSpan Capital Appreciation Account
Connecticut Mutual Income Account
CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account
CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

         |X| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
(1) persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

          |X| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

          (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;

          (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;

          (3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;

          (4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;

          (5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and

          (6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

(1)      by the estate of a deceased shareholder;

(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;

          (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

          (4) as tax-free returns of excess contributions to such retirement or employee benefit plans;

          (5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;

          (6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;

          (7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

          (8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or

          (9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.


          VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.


          VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

|_|      the Manager and its affiliates,
|_| present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_| registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_| dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_| employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_| dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Trinity Growth FundSM


Internet Web Site:
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1-800-525-7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         KPMG Peat Marwick LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown & Platt
         1675 Broadway
         New York, New York  10019

[OppenheimerFunds logo]

PX________99

                                          OPPENHEIMER TRINITY GROWTH FUND

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION


Item 23.  Exhibits

(a) Declaration of Trust dated May 6, 1999: Filed with initial registration statement, 6/1/99, and incorporated herein by reference.

(b) By-Laws: To be filed with Pre-Effective Amendment.

          (c) (i) Specimen Class A Share Certificate: Filed with initial registration statement, 6/1/99, and incorporated herein by reference.

          (ii)  Specimen   Class  B  Share   Certificate:   Filed  with  initial
          registration statement, 6/1/99, and incorporated herein by reference.

          (iii)  Specimen  Class  C  Share   Certificate:   Filed  with  initial
          registration statement, 6/1/99, and incorporated herein by reference.

          (iv)  Specimen   Class  Y  Share   Certificate:   Filed  with  initial
          registration statement, 6/1/99, and incorporated herein by reference.

(d) (i) Form of Investment Advisory Agreement: Filed herewith. (ii) Form of Subadvisory Agreement: Filed herewith.

(e) (i) Form of General Distributor's Agreement: Filed with initial registration statement, 6/1/99, and incorporated herein by reference.

          (ii) Form of Dealer Agreement of OppenheimerFunds  Distributor,  Inc.:
          Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

          (iii) Form of  OppenheimerFunds  Distributor,  Inc. Broker  Agreement:
          Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

          (iv) Form of  OppenheimerFunds  Distributor,  Inc.  Agency  Agreement:
          Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

(f) Form of Deferred Compensation Plans for Disinterested Trustees/Directors:

          (i) Retirement Plan for Non-Interested Trustees or Directors dated June 7, 1990: Previously filed with Post-Effective Amendment No. 97 to the Registration Statement of Oppenheimer Fund (File No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          (ii) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference. (g) Custody Agreement: To be filed with Pre-Effective Amendment.

(h)      Not applicable.

(i) Opinion and Consent of Counsel: To be filed with Pre-Effective Amendment.

(j) Independent Auditors Consent: To be filed with Pre-Effective Amendment.

(k)      Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant: To be filed with Pre-Effective Amendment.

(m) (i) Service Plan and Agreement for Class A shares: To be filed with Pre-Effective Amendment.

         (ii) Distribution and Service Plan and Agreement for Class B shares: To be filed with Pre-Effective Amendment.

         (iii)  Distribution  and Service Plan and Agreement for Class C shares:
         To be filed with Pre-Effective Amendment.

(n)      (i)      Financial Data Schedule for Class A Shares:  Not applicable.

         (ii)     Financial Data Schedule for Class B Shares:  Not applicable.

         (iii)    Financial Data Schedule for Class C Shares:  Not applicable.

         (iv)     Financial Data Schedule for Class Y Shares:  Not applicable.

(o) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/25/98: Previously filed with Post-Effective Amendment No. 70 to the Registration Statement of Oppenheimer Global Fund (Reg. No.
         2-31661), 9/14/98, and incorporated herein by reference.

          -- Powers of Attorney (including  Certified Board  resolutions)for all
          Trustees: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/4/99, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.



Item 25.  Indemnification

         Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including with limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(a)(i) The directors and executive officers of Trinity Investment Management Corporation, their positions and their other business affiliations and business experience for the past two years are listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name and Current Position                            Other Business and Connections
with OppenheimerFunds, Inc.                          During the Past Two Years
Charles E. Albers,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer  funds
                                                     (since   April   1998);   a
                                                     Chartered         Financial
                                                     Analyst;  formerly,  a Vice
                                                     President   and   portfolio
                                                     manager    for     Guardian
                                                     Investor   Services,    the
                                                     investment       management
                                                     subsidiary  of The Guardian
                                                     Life   Insurance    Company
                                                     (since
                                                     1972).

Edward Amberger,
Assistant                                            Vice   President   Formerly
                                                     Assistant  Vice  President,
                                                     Securities    Analyst   for
                                                     Morgan  Stanley Dean Witter
                                                     (May  1997 -  April  1998);
                                                     and Research  Analyst (July
                                                     1996 - May 1997), Portfolio
                                                     Manager  (February  1992  -
                                                     July  1996) and  Department
                                                     Manager   (June   1988   to
                                                     February 1992) for The Bank
                                                     of New York.

Mark J.P. Anson,
Vice President                                       Vice President of  Oppenheimer  Real Asset  Management,  Inc.;
                                                     formerly,  Vice  President  of Equity  Derivatives  at Salomon
                                                     Brothers, Inc.

Peter M. Antos,
Senior Vice President                                An officer  and/or  portfolio  manager of certain  Oppenheimer funds; a Chartered  Financial  Analyst;  Senior Vice President
                                                     of HarbourView  Asset Management  Corporation;  prior to March
                                                     1996  he was  the  senior  equity  portfolio  manager  for the
                                                     Panorama  Series Fund,  Inc. (the  "Company") and other mutual funds and  pension  funds  managed by G.R.  Phelps &  Co. Inc.
                                                     ("G.R.  Phelps"),  the Company's  former  investment  adviser, which was a subsidiary of  Connecticut  Mutual Life  Insurance
                                                     Company;  he was also  responsible  for  managing  the  common stock  department and common stock  investments of Connecticut
                                                     Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                                       None.

Victor Babin,
Senior Vice President                                None.

Bruce Bartlett,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer funds.
                                                     Formerly,  a Vice President
                                                     and    Senior     Portfolio
                                                     Manager at First of America
                                                     Investment Corp.

George Batejan,
Executive Vice President,
Chief Information Officer                            Formerly Senior Vice President,  Group  Executive,  and Senior
                                                     Systems  Officer for  American  International  Group  (October
                                                     1994 - May 1998).

John R. Blomfield,
Vice                                                 President  Formerly  Senior
                                                     Product  Manager  (November
                                                     1995  -  August   1997)  of
                                                     International   Home  Foods
                                                     and American  Home Products
                                                     (March   1994   -   October
                                                     1996).
Connie Bechtolt,
Assistant Vice President                             None.

Kathleen Beichert,
Vice President                                       None.

Rajeev Bhaman,
Vice                                                 President  Formerly,   Vice
                                                     President  (January  1992 -
                                                     February,  1996)  of  Asian
                                                     Equities  for  Barclays  de
                                                     Zoete Wedd, Inc.

Robert J. Bishop,
Vice                                                 President Vice President of
                                                     Mutual   Fund    Accounting
                                                     (since   May   1996);    an
                                                     officer       of      other
                                                     Oppenheimer          funds;
                                                     formerly, an Assistant Vice
                                                     President                of
                                                     OppenheimerFunds,
                                                     Inc./Mutual Fund Accounting
                                                     (April  1994  - May  1996),
                                                     and a Fund  Controller  for
                                                     OppenheimerFunds, Inc.

Chad Boll,
Assistant Vice President                             None

George C. Bowen
Senior Vice President,
Treasurer and Director                               Vice  President  (since June 1983) and Treasurer  (since March
                                                     1985)   of    OppenheimerFunds    Distributor,    Inc.    (the
                                                     "Distributor");  Senior Vice President  (since February 1992),
                                                     Treasurer  (since  July 1991) and a director  (since  December
                                                     1991) of Centennial Asset Management  Corporation;  President,
                                                     Treasurer  and a director of  Centennial  Capital  Corporation
                                                     (since June 1989); a director of other Oppenheimer funds.

Scott Brooks,
Vice President                                       None.

Kevin Brosmith,
Vice President                                       None.

Nancy Bush,
Assistant Vice President                             None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division                        Formerly,   Assistant   Vice   President  of  Rochester   Fund
                                                     Services, Inc.

Michael Carbuto,
Vice President                                       An officer  and/or  portfolio  manager of certain  Oppenheimer
                                                     funds;   Vice   President  of  Centennial   Asset   Management
                                                     Corporation.

John Cardillo,
Assistant Vice President                             None.

Mark Curry,
Assistant Vice President                             None.

H.C. Digby Clements,
Vice President:
Rochester Division                                   None.

O. Leonard Darling,
Executive Vice President                             Chief  Executive  Officer  and Senior  Manager of  HarbourView
                                                     Asset  Management  Corporation;  Trustee  (1993 - present)  of
                           Awhtolia College - Greece.

William DeJianne,                                    None.
Assistant Vice President

Robert A. Densen,
Senior Vice President                                None.

Sheri Devereux,
Assistant Vice President                             None.

Craig P. Dinsell
Executive                                            Vice  President   Formerly,
                                                     Senior  Vice  President  of
                                                     Human     Resources     for
                                                     Fidelity Investments-Retail
                                                     Division  (January  1995  -
                                                     January   1996),   Fidelity
                                                     Investments     FMR     Co.
                                                     (January  1996 - June 1997)
                                                     and  Fidelity   Investments
                                                     FTPG  (June  1997 - January
                                                     1998).

Robert Doll, Jr.,
Executive Vice President and
Chief Investment Officer and
Director                                             An officer and/or portfolio
                                                     manager      of     certain
                                                     Oppenheimer funds.

John Doney,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director                         Executive  Vice  President   (since  September  1993),  and  a
                                                     director  (since January 1992) of the  Distributor;  Executive
                                                     Vice   President,   General   Counsel   and  a   director   of
                                                     HarbourView   Asset   Management    Corporation    Shareholder
                                                     Services,  Inc.,  Shareholder  Financial  Services,  Inc.  and
                                                     Oppenheimer   Partnership  Holdings,   Inc.  since  (September
                                                     1995);   President   and  a  director  of   Centennial   Asset
                                                     Management  Corporation (since September 1995);  President and a director of Oppenheimer  Real Asset  Management,  Inc (since
                                                     July 1996);  General  Counsel  (since May 1996) and  Secretary
                                                     (since  April 1997) of  Oppenheimer  Acquisition  Corp.;  Vice
                                                     President  and  Director  of  OppenheimerFunds  International,
                                                     Ltd.  and  Oppenheimer  Millennium  Funds plc  (since  October
                                                     1997); an officer of other Oppenheimer funds.

Patrick Dougherty,                                   None.
Assistant Vice President

Bruce Dunbar,                                        None.
Vice President

Daniel Engstrom,
Assistant Vice President                             None.

George Evans,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Edward Everett,
Assistant Vice President                             None.

George Fahey,
Vice President                                       None.

Scott Farrar,
Vice                                                 President         Assistant
                                                     Treasurer  of   Oppenheimer
                                                     Millennium Funds plc (since
                                                     October  1997);  an officer
                                                     of other Oppenheimer funds;
                                                     formerly an Assistant  Vice
                                                     President                of
                                                     OppenheimerFunds,
                                                     Inc./Mutual Fund Accounting
                                                     (April  1994  - May  1996),
                                                     and a Fund  Controller  for
                                                     OppenheimerFunds, Inc.

Leslie A. Falconio,
Assistant Vice President                             None.

Katherine P. Feld,
Vice                                                 President   and   Secretary
                                                     Vice      President     and
                                                     Secretary       of      the
                                                     Distributor;  Secretary  of
                                                     HarbourView           Asset
                                                     Management Corporation, and
                                                     Centennial Asset Management
                                                     Corporation;     Secretary,
                                                     Vice President and Director
                                                     of    Centennial    Capital
                                                     Corporation; Vice President
                                                     and       Secretary      of
                                                     Oppenheimer    Real   Asset
                                                     Management, Inc.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                                   An  officer,  Director  and/or  portfolio  manager  of certain
                                                     Oppenheimer  funds;  Presently  he holds the  following  other positions:  Director  (since  1995)  of ICI  Mutual  Insurance
                                                     Company;   Governor   (since  1994)  of  St.  John's  College;
                                                     Director  (since  1994 - present) of  International  Museum of
                                                     Photography  at George Eastman  House.  Formerly,  he held the following  positions:  formerly,  Chairman  of the  Board  and
                                                     Director  of  Rochester  Fund   Distributors,   Inc.  ("RFD");
                                                     President and Director of Fielding  Management  Company,  Inc.
                                                     ("FMC");   President   and  Director  of   Rochester   Capital
                                                     Advisors,   Inc.  ("RCAI");   Managing  Partner  of  Rochester
                                                     Capital  Advisors,  L.P.,  President and Director of Rochester
                                                     Fund  Services,  Inc.  ("RFS");   President  and  Director  of
                                                     Rochester Tax Managed Fund,  Inc.;  Director  (1993 - 1997) of
                                                     VehiCare Corp.; Director (1993 - 1996) of VoiceMode.

Patricia Foster,
Vice                                                 President   Formerly,   she
                                                     held     the      following
                                                     positions:  An  officer  of
                                                     certain  former   Rochester
                                                     funds (May, 1993 - January,
                                                     1996);     Secretary     of
                                                     Rochester Capital Advisors,
                                                     Inc.  and  General  Counsel
                                                     (June, 1993 - January 1996)
                                                     of    Rochester     Capital
                                                     Advisors, L.P.

David Foxhoven,
Assistant Vice President                             Formerly Manager,  Banking Operations  Department (July 1996 -
                                                     November 1998).

Jennifer Foxson,
Vice President                                       None.

Erin Gardiner,
Assistant Vice President                             None.

Linda Gardner,
Vice President                                       None.

Alan Gilston,
Vice President                                       Formerly,  Vice President  (1987 - 1997) for Schroder  Capital
                            Management International.

Jill Glazerman,
Vice President                                       None.

Robyn Goldstein-Liebler
Assistant Vice President                             None.

Mikhail Goldverg
Assistant Vice President                             None.

Jeremy Griffiths,
Executive Vice President and
Chief                                                Financial   Officer   Chief
                                                     Financial    Officer    and
                                                     Treasurer    (since   March
                                                     1998)    of     Oppenheimer
                                                     Acquisition Corp.; a Member
                                                     and Fellow of the Institute
                                                     of  Chartered  Accountants;
                                                     formerly, an accountant for
                                                     Arthur    Young    (London,
                                                     U.K.).

Robert Grill,
Senior                                               Vice  President   Formerly,
                                                     Marketing   Vice  President
                                                     for Bankers  Trust  Company
                                                     (1993  -  1996);   Steering
                                                     Committee           Member,
                                                     Subcommittee  Chairman  for
                                                     American Savings  Education
                                                     Council (1995 - 1996).

Caryn Halbrecht,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Elaine T. Hamann,
Vice President                                       Formerly,  Vice President  (September  1989 - January 1997) of
                                                     Bankers Trust Company.

Robert Haley
Assistant                                            Vice  President   Formerly,
                                                     Vice      President      of
                                                     Information   Services  for
                                                     Bankers    Trust    Company
                                                     (January  1991  -  November
                                                     1997).

Thomas B. Hayes,
Vice President                                       None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager                            President  and  Director of  Shareholder  Financial  Services,
                                                     Inc.;  President and Chief  Executive  Officer of  Shareholder
                                                     Services, Inc.

Dorothy Hirshman,                                    None.
Assistant Vice President

Merryl Hoffman,
Vice President                                       None.

Nicholas Horsley,
Vice President                                       Formerly,  a Senior Vice  President and Portfolio  Manager for
                                                     Warburg,  Pincus Counsellors,  Inc. (1993 - 1997),  Co-Manager
                                                     of Warburg,  Pincus  Emerging  Markets Fund  (December  1994 -
                                                     October  1997),   Co-Manager  Warburg,   Pincus  Institutional
                                                     Emerging  Markets Fund - Emerging  Markets  Portfolio  (August
                                                     1996  -  October   1997),   Warburg  Pincus  Japan  OTC  Fund,
                                                     Associate  Portfolio  Manager of Warburg Pincus  International
                                                     Equity   Fund,    Warburg   Pincus    Institutional   Fund   -
                                                     Intermediate Equity Portfolio, and Warburg Pincus EAFE Fund.

Scott T. Huebl,
Vice President                                       None.

Richard Hymes,
Vice President                                       None.

Jane Ingalls,
Vice President                                       None.

Kathleen T. Ives,
Vice President                                       None.

Christopher Jacobs,
Assistant Vice President                             None.

William Jaume,
Vice President                                       None.

Frank Jennings,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Susan Katz,
Vice President                                       None.

Thomas W. Keffer,
Senior Vice President                                None.

Erica Klein,
Assistant Vice President                             None.

Avram Kornberg,
Vice President                                       None.

John Kowalik,
Senior                                               Vice  President  An officer
                                                     and/or  portfolio   manager
                                                     for                 certain
                                                     OppenheimerFunds; formerly,
                                                     Managing    Director    and
                                                     Senior Portfolio Manager at
                                                     Prudential  Global Advisors
                                                     (1989 -
                                                     1998).

Joseph Krist,
Assistant Vice President                             None.

Michael Levine,
Vice President                                       None.

Shanquan Li,
Vice President                                       None.

Stephen F. Libera,
Vice President                                       An officer and/or  portfolio  manager for certain  Oppenheimer funds;  a Chartered  Financial  Analyst;  a Vice  President of
                                                     HarbourView  Asset  Management  Corporation;  prior  to  March
                                                     1996,  the senior bond portfolio  manager for Panorama  Series
                                                     Fund Inc.,  other  mutual funds and pension  accounts  managed by G.R.  Phelps;  also  responsible  for  managing  the public
                                                     fixed-income   securities  department  at  Connecticut  Mutual
                                                     Life Insurance Co.

Mitchell J. Lindauer,
Vice President                                       None.

Dan Loughran,
Assistant Vice President:
Rochester Division                                   None.

David Mabry,
Vice President                                       None.

Steve Macchia,
Vice President                                       None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                                         Chief  Executive  Officer (since  September  1995);  President
                                                     and   director   (since  June  1991)  of   HarbourView   Asset
                                                     Management   Corporation;   Chairman   and   a   director   of
                                                     Shareholder   Services,   Inc.   (since  August   1994),   and
                                                     Shareholder   Financial   Services,   Inc.  (September  1995);
                                                     President   (since  September  1995)  and  a  director  (since
                                                     October  1990) of  Oppenheimer  Acquisition  Corp.;  President
                                                     (since  September  1995) and a director  (since November 1989)
                                                     of Oppenheimer  Partnership Holdings,  Inc., a holding company
                                                     subsidiary   of   OppenheimerFunds,   Inc.;   a  director   of
                                                     Oppenheimer  Real Asset  Management,  Inc.  (since July 1996);
                                                     President   and   a   director   (since   October   1997)   of
                                                     OppenheimerFunds   International   Ltd.,   an  offshore   fund
                                                     manager subsidiary of  OppenheimerFunds,  Inc. and Oppenheimer
                                                     Millennium  Funds plc (since  October  1997);  President and a director of other  Oppenheimer  funds; a director of Hillsdown
                                                     Holdings plc (a U.K.  food  company);  formerly,  an Executive
                                                     Vice President of OFI.

Philip T. Masterson,
Vice                                                 President    Formerly    an
                                                     Associate at Davis, Graham,
                                                     &  Stubbs  (January  1998 -
                                                     July   1998);    Associate;
                                                     Myer,   Swanson,   Adams  &
                                                     Wolf, P.C. (May 1996 - June
                                                     1998).

Loretta McCarthy,
Executive Vice President                             None.

Kelley A. McCarthy-Kane
Assistant                                            Vice  President   Formerly,
                                                     Product Manager,  Assistant
                                                     Vice President (June 1995 -
                                                     October  1997)  of  Merrill
                                                     Lynch   Pierce   Fenner   &
                                                     Smith.

Beth Michnowski,
Assistant Vice President                             Formerly Senior  Marketing  Manager (May 1996 - June 1997) and
                                                     Director of Product  Marketing  (August  1992 - May 1996) with
                                                     Fidelity Investments.

Lisa Migan,
Assistant Vice President                             None.

Denis R. Molleur,
Vice President                                       None.

Nikolaos Monoyios,
Vice                                                 President A Vice  President
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer  funds
                                                     (since   April   1998);   a
                                                     Certified         Financial
                                                     Analyst;  formerly,  a Vice
                                                     President   and   portfolio
                                                     manager    for     Guardian
                                                     Investor   Services,    the
                                                     management   subsidiary  of
                                                     The Guardian Life Insurance
                                                     Company (since 1979).

Linda Moore,
Vice President                                       Formerly,  Marketing  Manager (July 1995  -November  1996) for
                         Chase Investment Services Corp.

Kenneth Nadler,
Vice President                                       None.

David Negri,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President                             None.

Robert A. Nowaczyk,
Vice President                                       None.

Ray Olson,
Assistant Vice President                             None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                                   None.

Gina M. Palmieri,
Assistant Vice President                             None.

Robert E. Patterson,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

James Phillips
Assistant Vice President                             None.

Stephen Puckett,
Vice President                                       None.

Jane Putnam,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President                             Formerly,  Assistant  Vice  President  (April  1995 -  January
                                                     1998) of Van Kampen American Capital.

Julie Radtke,
Vice President                                       Formerly  Assistant  Vice  President and Business  Analyst for
                                                     Pershing,  Jersey City (August 1997  -November  1997);  Senior
                                                     Business  Consultant,  American  International  Group (January
                                                     1996 - July 1997).

Russell Read,
Senior Vice President                                Vice  President of  Oppenheimer  Real Asset  Management,  Inc.
                                                     (since March 1995).

Thomas Reedy,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     formerly,    a   Securities
                                                     Analyst for the Manager.

John Reinhardt,
Vice President: Rochester Division                   None

Ruxandra Risko,
Vice President                                       None.

Michael S. Rosen,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Richard H. Rubinstein,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President                             None.

James Ruff,
Executive Vice President & Director                  None.

Valerie Sanders,
Vice President                                       None.

Jeff Schneider,
Vice President                                       Director, Personal Decisions International.

Ellen Schoenfeld,
Assistant Vice President                             None.

David Schultz,
Senior Vice President                                Senior Managing Director and President
                                                     of  HarbourView  Asset  Management  Corporation  (since  April
                                                     1999).

Stephanie Seminara,
Vice President                                       None.

Martha Shapiro,
Assistant Vice President                             None.

Michelle Simone,
Assistant Vice President                             None.

Richard Soper,
Vice President                                       None.

Cathleen Stahl,
Vice President                                       Assistant  Vice  President  &  Manager  of  Women &  Investing
                                                     Program

Donald W. Spiro,
Chairman                                             Emeritus and Director  Vice
                                                     Chairman and Trustee of the
                                                     New York-based  Oppenheimer
                                                     funds;  formerly,  Chairman
                                                     of  the   Manager  and  the
                                                     Distributor.

Richard A. Stein,
Vice President: Rochester Division                   Assistant  Vice  President  (since 1995) of Rochester  Capitol
                                                     Advisors, L.P.

Arthur Steinmetz,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

John Stoma,
Senior Vice President                                None.

Michael C. Strathearn,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     a    Chartered    Financial
                                                     Analyst;  a Vice  President
                                                     of    HarbourView     Asset
                                                     Management Corporation.

Wayne Strauss,
Assistant Vice President: Rochester
Division                                             Formerly  Senior  Editor,  West  Publishing  Company  (January
                                                     1997 - March 1997).

James C. Swain,
Vice                                                 Chairman   of   the   Board
                                                     Chairman,  CEO and Trustee,
                                                     Director     or    Managing
                                                     Partner of the Denver-based
                                                     Oppenheimer          Funds;
                                                     formerly,   President   and
                                                     Director   of    Centennial
                                                     Asset            Management
                                                     Corporation and Chairman of
                                                     the  Board  of  Shareholder
                                                     Services, Inc.

Susan Switzer,
Assistant Vice President                             None.

Anthony A. Tanner,
Vice President:  Rochester Division                  None.

Jay Tracey,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

James Turner,
Assistant Vice President                             None.

Maureen VanNorstrand,
Assistant Vice President                             None.

Ashwin Vasan,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Annette Von Brandis,
Assistant Vice President                             None.

Teresa Ward,
Assistant Vice President                             None.

Jerry Webman,
Senior Vice President                                Director   of   New   York-based   tax-exempt   fixed   income
                                                     Oppenheimer funds.

Christine Wells,
Vice President                                       None.

Joseph Welsh,
Assistant Vice President                             None.

Brian W. Wixted,                                     Formerly Principal and Chief Operating Officer,
Senior Vice President and                            Bankers Trust Company - Mutual Fund Services
Treasurer                                            Division  (March 1995 - March 1999);  Vice President and Chief
                                                     Financial  Officer of CS First  Boston  Investment  Management
                                                     Corp.  (September  1991 - March 1995);  and Vice President and
                                                     Accounting Manager,  Merrill Lynch Asset Management  (November
                                                     1987 - September 1991).

Kenneth B. White,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     a    Chartered    Financial
                                                     Analyst;  Vice President of
                                                     HarbourView           Asset
                                                     Management Corporation.

William L. Wilby,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     HarbourView           Asset
                                                     Management Corporation.

Carol Wolf,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     Centennial Asset Management
                                                     Corporation;           Vice
                                                     President,    Finance   and
                                                     Accounting;     Point    of
                                                     Contact: Finance Supporters
                                                     of Children;  Member of the
                                                     Oncology  Advisory Board of
                                                     the Childrens Hospital.

Caleb Wong,
Assistant Vice President                             None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                                      Assistant Secretary of Shareholder  Services,  Inc. (since May
                                                     1985),  Shareholder  Financial Services,  Inc. (since November
                                                     1989),  OppenheimerFunds   International  Ltd.  (since  1998),
                                                     Oppenheimer  Millennium  Funds plc (since  October  1997);  an officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                                   None.

Arthur J. Zimmer,
Senior Vice President                                An officer  and/or  portfolio  manager of certain  Oppenheimer
                                                     funds;   Vice   President  of  Centennial   Asset   Management
                                                     Corporation.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer  California  Municipal Fund Oppenheimer  Capital  Appreciation  Fund
Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Europe Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Large Cap Growth Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals
Denver-based Oppenheimer Funds

Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Capital Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Name & Current Position with                         Other Business and Connections
Trinity Investment Management Corp.                  During the Past Two Years
Patrick M. Bisbey                                    None.
Vice President &
Managing Director

Stanford M. Calderwood                               None.
Chairman Emeritus

O. Leonard Darling                                   Chief  Executive   Officer  and  Senior  Manager   Chairman  &
Director                            of HarbourView Asset Management
                                                     Corporation; Trustee (1993 - present) of
Awhtolia College - Greece.

Miguel de Braganca                                   None.
Vice President &
Managing Director

Andrew J. Donohue                                    Executive Vice President (since September
Chief Legal Officer,                                 1993),   and  a  director   (since   January  1992)  of  Chief
Compliance Officer &                        the Distributor; Executive Vice President, Director
General Counsel and a director of
                                                     HarbourView           Asset
                                                     Management      Corporation
                                                     Shareholder Services, Inc.,
                                                     Shareholder       Financial
                                                     Services,      Inc.     and
                                                     Oppenheimer     Partnership
                                                     Holdings,     Inc.    since
                                                     (September 1995); President
                                                     and    a    director     of
                                                     Centennial Asset Management
                                                     Corporation          (since
                                                     September 1995);  President
                                                     and    a    director     of
                                                     Oppenheimer    Real   Asset
                                                     Management, Inc (since July
                                                     1996);    General   Counsel
                                                     (since    May   1996)   and
                                                     Secretary    (since   April
                                                     1997)    of     Oppenheimer
                                                     Acquisition   Corp.;   Vice
                                                     President  and  Director of
                                                     OppenheimerFunds
                                                     International,   Ltd.   and
                                                     Oppenheimer      Millennium
                                                     Funds  plc  (since  October
                                                     1997);  an officer of other
                                                     Oppenheimer funds.

Blake D. Gall                                        None.
President, Chief
Investment Officer &
Managing Director

Jeremy H. Griffiths                                  Chief Financial Officer and Treasurer (since
Director                                             March 1998) of  Oppenheimer  Acquisition  Corp.;  a Member and
                                                     Fellow of the  Institute of
                                                     Chartered      Accountants;
                                                     formerly, an accountant for
                                                     Arthur    Young    (London,
                                                     U.K.).

Lamar V. Kunes                                       None.
Treasurer

John B. Lieb, Jr.                                    None.
Vice President &
Managing Director

David A. Powers                                      None.
Vice President &
Managing Director

Lori J. Proper                                       None.
Vice President &
Secretary

Richard L. Tucker                                    None.
Chief Executive Officer &
Managing Director

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania 16823.

For information as to the business, profession, vocation or employment of a substantial nature of the officers of Trinity Investment Management Corporation, reference is made to Form ADV filed by Trinity Investment Management Corporation, under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal                          Positions & Offices                       Positions & Offices
Business Address                          with Underwriter                          with Registrant
Jason Bach                                Vice President                            None
31 Racquel Drive
Marietta, GA 30064

Peter Beebe                               Vice President                            None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship                    Vice President                            None
17011 Woodbank
Spring, TX  77379

George C. Bowen(1)                        Vice President and                        Vice President and
                                          Treasurer                                 Treasurer of the
                                                                                    Oppenheimer funds.

Peter W. Brennan                          Vice President                            None
1940 Cotswold Drive
Orlando, FL 32825

Susan Burton(2)                           Vice President                            None

Erin Cawley(2)                            Assistant Vice President                  None

Robert Coli                               Vice President                            None
12 White Tail Lane
Bedminster, NJ 07921

William Coughlin                          Vice President                            None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Daniel Deckman                            Vice President                            None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone                      Vice President                            None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Joseph DiMauro                            Vice President                            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Rhonda Dixon-Gunner(1)                    Assistant Vice President                  None

Andrew John Donohue(2)                    Executive Vice                            Secretary of the
                                          President & Director                      Oppenheimer funds.
                                          and General Counsel

John Donovan                              Vice President                            None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris                            Vice President                            None
4104 Harlanwood Drive
Fort Worth, TX 76109

Eric Edstrom(2)                           Vice President                            None

Wendy H. Ehrlich                          Vice President                            None
4 Craig Street
Jericho, NY 11753

Kent Elwell                               Vice President                            None
35 Crown Terrace
Yardley, PA  19067

Todd Ermenio                              Vice President                            None
11011 S. Darlington Avenue
Tulsa, OK  74137

John Ewalt                                Vice President                            None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey                              Vice President                            None
141 Breon Lane
Elkton, MD 21921

Eric Fallon                               Vice President                            None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)                      Vice President                            None
& Secretary

Mark Ferro                                Vice President                            None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)                     Vice President                            None

John ("J") Fortuna(2)                     Vice President                            None

Ronald R. Foster                          Senior Vice President                     None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki-Wells                    Vice President                            None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto                          Vice President                            None
10239 Rougemont Lane
Charlotte, NC 28277

Michelle Gans                             Vice President                            None
8327 Kimball Drive
Eden Prairie, MN  55347

L. Daniel Garrity                         Vice President                            None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles                                Vice President                            None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)                            Vice President/National                   None
                                          Sales Manager

Michael Guman                             Vice President                            None
3913 Pleasent Avenue
Allentown, PA 18103

Allen Hamilton                            Vice President                            None
5 Giovanni
Aliso Viejo, CA  92656

C. Webb Heidinger                         Vice President                            None
138 Gales Street
Portsmouth, NH  03801

Byron Ingram(1)                           Assistant Vice President                  None

Kathleen T. Ives(1)                       Vice President                            None

Eric K. Johnson                           Vice President                            None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson                           Vice President                            None
409 Sundowner Ridge Court
Wildwood, MO  63011


Elyse Jurman                              Vice President                            None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

Michael Keogh(2)                          Vice President                            None

Brian Kelly                               Vice President                            None
60 Larkspur Road
Fairfield, CT  06430

John C. Kennedy                           Vice President                            None
799 Paine Drive
Westchester, PA  19382

Richard Klein                             Vice President                            None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause                             Vice President                            None
560 Beacon Hill Drive
Orange Village, OH  44022

Oren Lane                                 Vice President                            None
5286 Timber Bend Drive
Brighton, MI  48116

Todd Lawson                               Vice President                            None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Dawn Lind                                 Vice President                            None
7 Maize Court
Melville, NY 11747

James Loehle                              Vice President                            None
30 Wesley Hill Lane
Warwick, NY 10990

Steve Manns                               Vice President                            None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                               Vice President                            None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters                             Vice President                            None
8384 Glen Eagle Drive
Manlius, NY  13104
LuAnn Mascia(2)                           Assistant Vice President                  None

Wesley Mayer(2)                           Vice President                            None

Theresa-Marie Maynier                     Vice President                            None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello                       Vice President                            None
100 Anderson Street, #427
Pittsburgh, PA  15212

John McDonough                            Vice President                            None
3812 Leland Street
Chevy Chase, MD  20815

Wayne Meyer                               Vice President                            None
2617 Sun Meadow Drive
Chesterfield, MO  63005

Tanya Mrva(2)                             Assistant Vice President                  None

Laura Mulhall(2)                          Senior Vice President                     None

Charles Murray                            Vice President                            None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                              Vice President                            None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marie Nakamura                     Vice President                            None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel                              Vice President                            None
2408 Eagleridge Drive
Henderson, NV  89014

Joseph Norton                             Vice President                            None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski                          Vice President                            None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                             Vice President                            None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit                         Vice President                            None
22 Fall Meadow Drive
Pittsford, NY  14534

Bill Presutti                             Vice President                            None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett                             Vice President                            None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)                           Senior Vice President                     None

Minnie Ra                                 Vice President                            None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring                             Vice President                            None
378 Elm Street
Denver, CO 80220

Michael Raso                              Vice President                            None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)                      Vice President                            None

Douglas Rentschler                        Vice President                            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ruxandra Risko(2)                         Vice President                            None

Ian Robertson                             Vice President                            None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(2)                       Vice President                            None

Kenneth Rosenson                          Vice President                            None
3505 Malibu Country Drive
Malibu, CA 90265

James Ruff(2)                             President                                 None
Alfredo Scalzo                            Vice President                            None
19401 Via Del Mar, #303
Tampa, FL  33647

Timothy Schoeffler                        Vice President                            None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino                         Vice President                            None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                                Vice President                            None
862 McNeill Circle
Woodland, CA  95695

Michelle Simone(2)                        Assistant Vice President                  None

Stuart Speckman(2)                        Vice President                            None

Timothy J. Stegner                        Vice President                            None
794 Jackson Street
Denver, CO 80206

Peter Sullivan                            Vice President                            None
21445 S. E 35th Street
Issaquah, WA  98029

David Sturgis                             Vice President                            None
44 Abington Road
Danvers, MA  01923

Scott Such(1)                             Senior Vice President                     None

Brian Summe                               Vice President                            None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney                            Vice President                            None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny                             Vice President                            None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum                      Vice President                            None
704 Inwood
Southlake, TX  76092

David G. Thomas                           Vice President                            None
7009 Metropolitan Place, #300
Falls Church, VA 22043

Susan Torrisi(2)                          Assistant Vice President                  None

Sarah Turpin                              Vice President                            None
2201 Wolf Street, #5202
Dallas, TX 75201

Mark Vandehey(1)                          Vice President                            None

Andrea Walsh(1)                           Vice President                            None

Suzanne Walters(1)                        Assistant Vice President                  None

James Wiaduck                             Vice President                            None
29900 Meridian Place
#22303
Farmington Hills, MI  48331

Donn Weise                                Vice President                            None
3249 Earlmar Drive
Los Angeles, CA  90064

Marjorie Williams                         Vice President                            None
6930 East Ranch Road
Cave Creek, AZ  85331

Brian W. Wixted (1)                       Vice President                            Vice President and
                                          and Treasurer                             Treasurer of the Oppenheimer
                                                                                    funds.

(1)      6803 South Tucson Way, Englewood, CO  80112
(2)      Two World Trade Center, New York, NY  10048
(3)      350 Linden Oaks, Rochester, NY  14623

         (c) Not applicable.

Item 28.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings
Not applicable.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of July, 1999.

                                            OPPENHEIMER TRINITY GROWTH FUND

                                             By:  /s/ Bridget A. Macaskill*
                                             Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

/s/ Leon Levy*                      Chairman of the            July 30, 1999
---------------------------         Board of Trustees
Leon Levy

/s/ Donald W. Spiro*                Vice Chairman and          July 30, 1999
-----------------------------       Trustee
Donald W. Spiro

/s/ Robert G. Galli*                Trustee                   July 30, 1999
-------------------------------------
Robert G. Galli

/s/ Philip A. Griffiths*            Trustee                   July 30, 1999
-------------------------------------
Philip A. Griffiths

/s/ Benjamin Lipstein*             Trustee                   July 30, 1999
-------------------------------------
Benjamin Lipstein

/s/ Bridget A. Macaskill*         President,
---------------------------       Principal Executive
Bridget A. Macaskill             Officer, Trustee            July 30, 1999

/s/ Elizabeth B. Moynihan*        Trustee                    July 30, 1999
-------------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*          Trustee                    July 30, 1999
-------------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*             Trustee                   July 30, 1999
-------------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*    Trustee                   July 30, 1999
-------------------------------------
Russell S. Reynolds, Jr.

/s/ Pauline Trigere*            Trustee                    July 30, 1999
-------------------------------------
Pauline Trigere

/s/ Brian W. Wixted*            Treasurer                  July 30, 1999
-------------------------------------
Brian W. Wixted

/s/ Clayton K. Yeutter*         Trustee                    July 30, 1999
-------------------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact

                                          OPPENHEIMER TRINITY VALUE FUND

                                                   EXHIBIT INDEX


Exhibit No.                Description

23(d)(i)          Form of Investment Advisory Agreement
     (ii)         Form of Sub-Advisor Agreement